Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,619,720
Previously Paid Amount	0.00
Total Fee Amount	637.98
Total Offset Amount	0.00
Net Fee	637.98
Narrative - Max Aggregate Offering Price	$ 4,619,720
Final Prospectus	true